SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($)	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Related Party Transaction [Line Items]
Amounts due to related parties	$ 10,230		$ 8,568		$ 9,900
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 10,230	[1]	$ 8,568	[1],[2]	$ 9,900	[2]

[1]	The amounts represented temporary advances to the Company related parties (two officers), which were unsecured, interest-free and had no fixed terms of repayments.
[2]	The amounts represented temporary advances to the Company by related parties (two officers), which were unsecured, interest-free and had no fixed terms of repayments.